Note 13 - Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.  EARNINGS PER SHARE

A computation of the weighted average shares outstanding for the Successor Period follows. No such computation is necessary for the Predecessor Period.

(in thousands)	Three months ended March 31, 2014
Weighted average shares outstanding:
Basic	107,160
Convertible securities	-	1
Diluted	107,160

1 No share adjustments are included in the dilutive weighted average shares outstanding computation as the three months ended March 31, 2014 resulted in a net loss.

At March 31, 2014, weighted average warrants to purchase 4.5 million shares of the Company’s common stock, were outstanding during the three months ended March 31, 2014, but were not included in the computation of diluted shares as the effect would be anti-dilutive. Weighted average options to purchase 0.1 million shares of the Company’s common stock, were outstanding during the three months ended March 31, 2014, but were not included in the computation of diluted shares as the effect would be anti-dilutive.

The number of shares contingently issuable for the contingent consideration during the three months ended March 31, 2014 was 0.5 million, but were not included in the computation of diluted shares as the effect would be anti-dilutive. The number of shares contingently issuable for the founder preferred share dividend right during the three months ended March 31, 2014 was 8.8 million, but were not included in the computation of diluted shares as the effect would be anti-dilutive.

The number of shares issuable upon conversion of the PDH non-controlling interest and founder preferred shares was 8.8 million and 2.0 million, respectively, but were not included in the computation of diluted shares as the effect would be anti-dilutive. Weighted average shares issuable upon conversion of the 401k exchange rights were 1.1 million, but were not included in the computation of diluted shares as the effect would be anti-dilutive.

13. EARNINGS PER SHARE

A computation of the weighted average shares outstanding for the Successor 2013 Period follows. No such computation is necessary for the Predecessor 2013 Period or for the years ended December 31, 2012 and 2011.

(in thousands)	2013
Weighted average shares outstanding:
Basic	92,563
Convertible securities	-	1
Diluted	92,563

1	No share adjustments are included in the dilutive weighted average shares outstanding computation as the Successor 2013 Period resulted in a net loss.

At December 31, 2013, the portion of 16,247,554 outstanding common shares convertible from the 48,742,662 outstanding warrants, accounted for under the treasury stock method, have been excluded from the computation of diluted earnings per share as the effect would be antidilutive.